Expense Example {- Fidelity® Series Real Estate Income Fund} - 07.31 Fidelity Series Real Estate Income Fund Series PRO-08 - Fidelity® Series Real Estate Income Fund - Fidelity Series Real Estate Income Fund-Default
Sep. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none